Mineral Property Agreements	11 Months Ended
Dec. 31, 2017
Disclosure of mineral property agreements [Abstract]
Mineral Property Agreements
3.	Mineral Property Agreements

NorthMet, Minnesota, U.S.A.

Pursuant to an agreement dated January 4, 1989, subsequently amended and assigned, the Company leases certain property in St. Louis County, Minnesota from RGGS Land & Minerals Ltd., L.P. The Company can indefinitely extend the term by continuing to make $150,000 annual lease payments on each successive anniversary date or can, at its option, terminate the lease at any time by giving written notice to the lessor not less than 90 days prior to the effective termination date. All lease payments have been paid to December 31, 2018. The next payment is due in January 2019.

Pursuant to an agreement effective December 1, 2008, the Company leases certain property in St. Louis County, Minnesota from LMC Minerals. The initial term of the renewable lease is 20 years and calls for minimum annual lease payments of $3,000 for the first four years after which the minimum annual lease payment increased to $30,000. The initial term may be extended for up to four additional five-year periods on the same terms. All lease payments have been paid to December 31, 2017. The next payment is due in November 2018.

The lease payments are considered advance royalty payments and will be deducted from future production royalties payable to the lessor, which range from 3% to 5% based on the net smelter return per ton received by the Company. The Company’s recovery of $2.825 million in advance royalty payments to RGGS Land & Minerals Ltd., L.P. is subject to the lessor receiving an amount not less than the amount of the annual lease payment due for that year. The Company’s recovery of $0.189 million in advance royalty payments to LMC Minerals is subject to the lessor receiving an amount not less than the amount of the annual lease payment due for that year.

Pursuant to the leases, the Company holds mineral rights and the right to mine upon receiving the required permits. The Company has proposed to acquire surface rights through a land exchange with the United States Forest Service (“USFS”) using land the Company currently owns. The land exchange was authorized by the USFS on January 9, 2017 and is pending execution.